Income Taxes - Summary of Reconciliation of Effective Tax Rate with Aggregated Weighted Nominal Tax Rate (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Income Taxes [line items]
Profit before tax	$ (3,253)	$ 7,970	[1]
Deduct share of result of associates and joint ventures	33
Profit before tax and before share of result of associates and joint ventures	(3,286)
Adjustments on taxable basis
Government incentives	(194)
Non-deductible/(non-taxable) marked to market on derivatives	3,162
Non-deductible impairment of goodwill	2,500
Other expenses not deductible for tax purposes	1,208
Other non-taxable income	(607)
Gross adjustments on taxable basis	$ 2,783
Aggregated weighted nominal tax rate	27.00%
Tax at aggregated weighted nominal tax rate	$ (751)
Adjustments on tax expense
Utilization of tax losses not previously recognized	117
Recognition of deferred taxes assets on previous years' tax losses	6
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized	(61)
(Underprovided)/overprovided in prior years	34
Deductions from interest on equity	144
Deductions from goodwill	8
Other tax deductions	125
Change in tax rate	71
Withholding taxes	(195)
Other tax adjustments	10
Income tax expense	$ (492)	(1,565)	[1]
Effective tax rate	(15.00%)
As Restated [Member]
Disclosure Of Income Taxes [line items]
Profit before tax		7,970
Deduct share of result of associates and joint ventures		62
Profit before tax and before share of result of associates and joint ventures		7,908
Adjustments on taxable basis
Government incentives		(379)
Non-deductible/(non-taxable) marked to market on derivatives		(2,222)
Other expenses not deductible for tax purposes		1,098
Other non-taxable income		(549)
Gross adjustments on taxable basis		$ 5,856
Aggregated weighted nominal tax rate		27.10%
Tax at aggregated weighted nominal tax rate		$ (1,614)
Adjustments on tax expense
Utilization of tax losses not previously recognized		38
Recognition of deferred taxes assets on previous years' tax losses		3
Write-down of deferred tax assets on tax losses and current year losses for which no deferred tax asset is recognized		(126)
(Underprovided)/overprovided in prior years		13
Deductions from interest on equity		197
Deductions from goodwill		11
Other tax deductions		108
Change in tax rate		(9)
Withholding taxes		(257)
Other tax adjustments		71
Income tax expense		$ (1,565)
Effective tax rate		19.80%

[1]	The unaudited condensed consolidated interim income statement for the six-month period ended 30 June 2019 has been restated to reflect the classification of the Australian operations as discontinued operations.